Segmented information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2017	December 31, 2016
Bermuda	5,930,411	6,765,125
Cayman	3,242,343	3,393,256
Guernsey	1,563,835	1,132,663
Switzerland	2,656	2,173
The Bahamas	9,059	81,604
United Kingdom	33,453	151,866
Total assets before inter-segment eliminations	10,781,757	11,526,687
Less: inter-segment eliminations	(2,520)	(423,142)
Total	10,779,237	11,103,545

2017	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	178,600	1,324	4,618	81,416	265,958	2,785	268,743	192,006	76,737
Cayman	86,074	3	1,033	46,004	133,114	(28)	133,086	59,400	73,686
Guernsey	24,039	(1,331)	186	23,005	45,899	(133)	45,766	39,827	5,939
Switzerland	—	—	—	3,830	3,830	—	3,830	3,574	256
The Bahamas	92	40	—	3,940	4,072	—	4,072	4,495	(423)
United Kingdom	939	(36)	—	3,960	4,863	(1,355)	3,508	6,451	(2,943)
Total before eliminations	289,744	—	5,837	162,155	457,736	1,269	459,005	305,753	153,252
Inter-segment eliminations	—	—	—	(4,330)	(4,330)	—	(4,330)	(4,330)	—
Total	289,744	—	5,837	157,825	453,406	1,269	454,675	301,423	153,252

2016	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	160,466	1,642	(7,263)	71,765	226,610	1,412	228,022	164,503	63,519
Cayman	79,644	388	2,135	41,364	123,531	(532)	122,999	60,613	62,386
Guernsey	14,469	(323)	(395)	24,623	38,374	(1,027)	37,347	35,547	1,800
Switzerland	41	—	—	3,798	3,839	—	3,839	3,366	473
The Bahamas	46	30	—	4,666	4,742	—	4,742	5,032	(290)
United Kingdom	3,814	(1,737)	1,124	3,947	7,148	1,161	8,309	20,255	(11,946)
Total before eliminations	258,480	—	(4,399)	150,163	404,244	1,014	405,258	289,316	115,942
Inter-segment eliminations	—	—	—	(2,690)	(2,690)	—	(2,690)	(2,690)	—
Total	258,480	—	(4,399)	147,473	401,554	1,014	402,568	286,626	115,942

2015	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	142,488	2,600	(3,625)	61,050	202,513	(2,503)	200,010	159,474	40,536
Cayman	66,317	608	(466)	39,508	105,967	(793)	105,174	58,115	47,059
Guernsey	17,025	(427)	(103)	26,171	42,666	(1,066)	41,600	39,872	1,728
Switzerland	—	—	—	3,420	3,420	—	3,420	3,320	100
The Bahamas	8	116	—	5,295	5,419	1	5,420	5,068	352
United Kingdom	13,428	(2,897)	(1,547)	6,307	15,291	(5,076)	10,215	22,251	(12,036)
Total before eliminations	239,266	—	(5,741)	141,751	375,276	(9,437)	365,839	288,100	77,739
Inter-segment eliminations	—	—	—	(1,579)	(1,579)	—	(1,579)	(1,579)	—
Total	239,266	—	(5,741)	140,172	373,697	(9,437)	364,260	286,521	77,739